Purchases of Equity Securities by the Issuer and Affiliated Purchasers - Additional Information (Detail) - EUR (€)		1 Months Ended											12 Months Ended
	Jan. 31, 2016	Dec. 20, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 20, 2016
Equity, Class of Treasury Stock [Line Items]
Maximum amount of shares intended to be repurchased																	€ 1,500,000,000
Total number of shares purchased as a part of publicly announced plans or programs	268,537	0	0	0	0	0	166,068	560,410	278,182	1,138,127	1,045,133	1,306,921		4,763,378
Value of stock acquired														€ (400,000,000)	€ (564,887,000)	€ (700,000,000)
Maximum value of shares that may yet be purchased under program 2 (EUR)	€ 1,477,957,455		€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,100,000,121	€ 1,114,551,955	€ 1,162,503,941	€ 1,185,355,915	€ 1,285,449,472	€ 1,375,859,289		€ 1,100,000,121	€ 500,000,000
Scenario, Forecast [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Retired													7,700,000